Business segment information (Tables)	6 Months Ended
Sep. 30, 2019
Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP
The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of all business segments’ “Net business profits (losses) + Net gains (losses) related to ETFs and others” with income before income tax expense under U.S. GAAP, and the total amount of all business segments’ “Fixed assets” with the total amount of Premises and equipment—net, Goodwill, Intangible assets, and ROU assets related to operating leases included in Other assets reported under U.S. GAAP. “Fixed assets” pertaining to MHBK, MHTB
,
and MHSC have been allocated to each segment
.

	MHFG (Consolidated)
Six months ended September 30, 2018 (5)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (4)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (1)	345.0	223.1	190.3	237.7	25.0	30.4	1,051.5
General and administrative expenses (2)	360.0	103.5	115.6	105.6	13.9	24.1	722.7
Equity in earnings (losses) of equity method investees — net	14.4	0.6	2.8	—	0.6	1.0	19.4
Amortization of goodwill and others	0.2	0.2	0.2	1.2	4.0	1.0	6.8
Others	—	—	—	—	—	(10.4)	(10.4)

Net business profits (losses) (3) + Net gains (losses) related to ETFs and others	(0.8)	120.0	77.3	130.9	7.7	(4.1)	331.0

	MHFG (Consolidated)
Six months ended September 30, 2019	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (4)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (1)	322.3	221.9	208.0	231.5	23.2	15.9	1,022.8
General and administrative expenses (2)	328.0	104.3	120.7	103.4	14.4	17.6	688.4
Equity in earnings (losses) of equity method investees — net	6.7	1.1	6.0	—	0.6	4.7	19.1
Amortization of goodwill and others	0.2	0.2	0.2	1.2	3.9	1.0	6.7
Others	—	—	—	—	—	(5.9)	(5.9)

Net business profits (losses) (3) + Net gains (losses) related to ETFs and others	0.8	118.5	93.1	126.9	5.5	(3.9)	340.9

Fixed assets (6)	491.2	214.9	173.3	91.9	0.1	730.2	1,701.6

Notes:
(1)
“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis
and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the six months ended September 30, 2018 and 2019, net gains
(losses)

related to ETFs and others amounted to ¥39.9 billion and ¥(8.0) billion, respectively, of which ¥33.7 billion and ¥(11.2) billion are included in “Global Markets Company”
, respectively.

(2)	“General and administrative expenses” excludes non-recurring losses.
(3)
Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations and is defined as gross profits (as defined above) less general and administrative expenses plus equity in earnings (losses) of equity method investees—net and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.

(4)	“Others” includes the following items:
•	profits and expenses pertaining to consolidated subsidiaries that are not subject to allocation;
•	consolidating adjustments, including eliminating internal transaction between each segment;
•	Equity in earnings (losses) of equity method investees-net that are not subject to allocation; and
•	profits and losses pertaining to derivative transactions that reflect the counterparty risk of the individual parties and other factors in determining fair market value.
(5)
The MHFG Group adopted certain enhancements, which were not significant individually or in the aggregate, to the Group’s segment allocation methods under internal managerial accounting rules and practices, and accordingly, the figures for the six months ended September 30, 2018 have been restated to reflect these current period enhancements. Furthermore, income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.

(6)
“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment—net, Goodwill, Intangible assets, and ROU assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Fixed assets” has been allocated to each segment starting in the fiscal year ended March 31, 2019 to enhance management’s analysis of the Group’s operations. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.

Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income
A reconciliation of “Net business profits (losses) + Net gains (losses) related to ETFs and others” for the six months ended September 30, 2018 and 2019 presented above to income before income tax expense shown on the consolidated statements of income and a reconciliation of “Fixed assets” for the six months ended September 30, 2019 to the total amount of Premises and equipment—net, Goodwill, and Intangible assets are as follows:

	Six months ended September 30,
	2018	2019
	(in billions of yen)
Net business profits (losses) + Net gains (losses) related to ETFs and others	331.0	340.9
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses (non-recurring losses)	12.0	24.5
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(20.8)	(19.1)
Gains on reversal of reserves for possible losses on loans, and others	50.6	7.9
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	110.1	55.4
Net extraordinary gains (losses)	6.7	(5.0)
Others	(16.0)	(13.1)

Income before income tax expense under Japanese GAAP	473.6	391.5
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	(75.4)	105.0
Investments	92.1	(163.9)
Loans	(4.2)	—
Allowances for loan losses and off-balance-sheet instruments	(10.5)	0.5
Premises and equipment	(77.3)	(51.5)
Land revaluation	1.5	0.5
Business combinations	7.5	4.1
Pension liabilities	(19.8)	(27.3)
Consolidation of variable interest entities	43.9	40.3
Foreign currency translation	(8.5)	14.3
Others	(5.3)	(3.0)

Income before income tax expense under U.S. GAAP	417.6	310.5

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

September 30, 2019
(in billions of yen)
Fixed assets	1,701.6
U.S. GAAP adjustments	964.5

Premises and equipment—net, Goodwill, Intangible assets, and ROU assets related to operating leases included in Other assets	2,666.1

Note:
The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from ROU assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP.